Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
PostNL NV	178,767	$378,448

Banks — 8.2%
ABN AMRO Bank NV, CVA(a)	126,857	2,166,626
ING Groep NV	1,043,527	12,016,795
NIBC Holding NV(a)	13,341	103,704

		14,287,125

Beverages — 6.5%
Coca-Cola European Partners PLC	68,025	3,432,542
Heineken Holding NV	18,569	1,781,254
Heineken NV	59,192	6,137,531

		11,351,327

Biotechnology — 0.2%
Pharming Group NV(b)	213,303	337,730

Capital Markets — 0.2%
Flow Traders(a)	15,235	357,800

Chemicals — 8.0%
Akzo Nobel NV	64,717	6,202,349
Corbion NV	22,425	694,301
Koninklijke DSM NV	51,344	6,583,965
OCI NV(b)	31,084	589,499

		14,070,114

Construction & Engineering — 1.1%
Arcadis NV	29,564	601,746
Boskalis Westminster(c)	31,013	725,275
Koninklijke BAM Groep NV	89,461	244,232
Koninklijke Volkerwessels NV	11,360	274,935

		1,846,188

Diversified Financial Services — 0.0%
SNS REAAL NV(b)(c)(d)	68,952	1

Diversified Telecommunication Services — 1.8%
Koninklijke KPN NV	1,041,511	3,210,843

Electrical Equipment — 1.3%
Kendrion NV	11,107	255,954
SIF Holding NV	6,102	78,718
Signify NV(a)	39,722	1,185,598
TKH Group NV	15,014	778,721

		2,298,991

Energy Equipment & Services — 0.7%
Fugro NV, CVA(b)(c)	33,680	317,064
SBM Offshore NV	59,439	1,002,395

		1,319,459

Equity Real Estate Investment Trusts (REITs) — 0.9%
Eurocommercial Properties NV	19,012	547,544
NSI NV	9,341	416,095
Vastned Retail NV	9,364	284,963
Wereldhave NV	17,337	414,813

		1,663,415

Food & Staples Retailing — 4.4%
Koninklijke Ahold Delhaize NV	295,572	7,621,119

Food Products — 0.1%
ForFarmers NV	16,963	104,552

Security	Shares	Value

Health Care Equipment & Supplies — 6.6%
Koninklijke Philips NV	249,012	$11,571,361

Hotels, Restaurants & Leisure — 0.2%
Basic-Fit NV(a)(b)	11,376	410,162

Household Durables — 0.2%
TomTom NV	30,284	318,117

Insurance — 4.2%
Aegon NV	538,344	2,428,922
ASR Nederland NV	41,876	1,557,398
NN Group NV	88,640	3,405,070

		7,391,390

Internet & Direct Marketing Retail — 5.1%
Prosus NV(b)	116,393	7,940,083
Takeaway.com NV(a)(b)	10,968	986,815

		8,926,898

IT Services — 2.4%
Adyen NV(a)(b)	3,036	2,330,526
InterXion Holding NV(b)	22,053	1,875,387

		4,205,913

Leisure Products — 0.2%
Accell Group NV	13,177	373,394

Machinery — 0.8%
Aalberts NV	32,256	1,367,492

Media — 0.6%
Altice Europe NV(b)(c)	171,207	1,019,751

Metals & Mining — 0.5%
AMG Advanced Metallurgical Group NV(c)	11,092	261,234
Constellium SE(b)	38,779	548,335

		809,569

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	23,293	1,242,794

Personal Products — 13.5%
Unilever NV	398,109	23,615,784

Professional Services — 4.9%
Brunel International NV	18,190	177,097
Intertrust NV(a)	25,151	473,100
Randstad NV	36,653	2,136,263
Wolters Kluwer NV	79,473	5,709,772

		8,496,232

Semiconductors & Semiconductor Equipment — 24.0%
ASM International NV	15,329	1,706,233
ASML Holding NV	115,953	31,578,903
BE Semiconductor Industries NV	26,999	996,967
NXP Semiconductors NV	66,001	7,628,395

		41,910,498

Trading Companies & Distributors — 2.2%
AerCap Holdings NV(b)	38,019	2,349,955
IMCD NV	17,121	1,425,260

		3,775,215

Total Common Stocks — 99.7% (Cost: $169,954,991)		174,281,682

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	2,305,427	$2,306,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	69,000	69,000

		2,375,349

Total Short-Term Investments — 1.4% (Cost: $2,375,270)		2,375,349

Total Investments in Securities — 101.1% (Cost: $172,330,261)		176,657,031

Other Assets, Less Liabilities — (1.1)%		(1,906,038)

Net Assets — 100.0%		$174,750,993

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,182,420	123,007	2,305,427	$2,306,349	$8,227	(a)	$16	$(143)
BlackRock Cash Funds: Treasury, SL Agency Shares	102,000	(33,000)	69,000	69,000	336		—	—

				$2,375,349	$8,563		$16	$(143)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	12/20/19	$449	$11,326

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Netherlands ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$174,281,681	$—	$1	$174,281,682
Money Market Funds	2,375,349	—	—	2,375,349

	$176,657,030	$—	$1	$176,657,031

Derivative financial instruments(a)
Assets
Futures Contracts	$11,326	$—	$—	$11,326

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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